Business Combinations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Series of Individually Immaterial Business Acquisitions [Member]	Mar. 31, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions [Member]	Mar. 16, 2013 Ace [Member]	Mar. 24, 2014 U.S. Insulation [Member]	Aug. 31, 2012 TCI [Member]	Dec. 31, 2012 TCI [Member]	Aug. 31, 2012 TCI [Member] Subsidiary of TCI [Member]	Aug. 31, 2012 TCI [Member] Other Holders [Member]	Nov. 16, 2012 Accurate [Member]	Dec. 31, 2012 Accurate [Member]	Nov. 01, 2013 KMB [Member]
Business Acquisition [Line Items]
Membership interests of acquired										100.00%		100.00%		87.50%	12.50%	100.00%		100.00%
Seller obligation	$ 300	$ 300	$ 571							$ 300	$ 279	$ 571				$ 80		$ 80
Percentage of common stock issued in acquisition												11.50%
Number of common stock issued for acquisition, shares												2,533,908
Number of common stock issued for acquisition, value												4,100
Revenue since the acquisition date													12,354				1,743
Net income (loss) since the acquisition date													(1,144)				126
Purchase price										687	2,006					1,198		494
Amortization expense of intangible assets		$ 3,057	$ 3,082	$ 3,986	$ 21	$ 47	$ 17	$ 567	$ 648
Percentage of Common stock acquired											100.00%